Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Reportable legal entities [Member] - Parent company [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net Income (Loss)	¥ (149,464)	$ (21,372)	¥ 2,705	¥ 3,334
Share of gain/(loss) in subsidiaries, VIE and VIE’s Subsidiaries	129,914	18,577	(15,525)	(7,867)
Share-based compensation				2,655
Other (expense)/income, net	(53)	(8)	6,895	(5,396)
Unrealized foreign exchange gain	35	5	(12)	(210)
Changes in operating assets and liabilities	6,708	959	6,486	(1,025)
Net cash (used in)/provided by operating activities	(12,860)	(1,839)	549	(8,509)
Net cash provided by investing activities	12,183	1,742	876	1,420
Net cash provided by/ (used in) financing activities			(1,022)	146
Effect of exchange rate changes on cash	(35)	(5)	12	210
Net (decrease)/increase in cash	(712)	(102)	415	(6,733)
Cash, cash equivalents and restricted cash, at the beginning of year	839	120	424	7,157
Cash, cash equivalents and restricted cash, at the end of year	¥ 127	$ 18	¥ 839	¥ 424